Employee Benefit Plans - Additional Information (Details) - Defined Benefit Pension Plan - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
United Kingdom
Defined Contribution Plan Disclosure [Line Items]
Defined benefit contribution amount	$ 200,000	$ 200,000	$ 100,000
United States
Defined Contribution Plan Disclosure [Line Items]
Matching contributions by employer recorded amount	$ 0	$ 0	$ 0